WisdomTree Trust

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

WisdomTree Emerging Currency Strategy Fund (CEW)

WisdomTree Emerging Markets Local Debt Fund (ELD)

WisdomTree Floating Rate Treasury Fund (USFR)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

WisdomTree 1-3 Year Laddered Treasury Fund (USSH)

WisdomTree 7-10 Year Laddered Treasury Fund (USIN)

WisdomTree Private Credit and Alternative Income Fund (HYIN)

WisdomTree Bianco Total Return Fund (WTBN)

WisdomTree Efficient Gold Plus Equity Strategy Fund (GDE)

WisdomTree Efficient Gold Plus Gold Miners Strategy Fund (GDMN)

(each a “Fund” and together the “Funds”)

Supplement dated September 30, 2026, to the currently effective Statutory Prospectus (the “Prospectus”) and Statement of Additional Information (the “SAI”), as supplemented, for the Funds

The information below supplements, and should be read in conjunction with, the Prospectus and SAI.

Effective immediately, David Nieman will no longer serve as a portfolio manager of the WisdomTree Bloomberg U.S. Dollar Bullish Fund, WisdomTree Emerging Currency Strategy Fund, WisdomTree Emerging Markets Local Debt Fund, WisdomTree Floating Rate Treasury Fund, WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund, WisdomTree Yield Enhanced U.S. Aggregate Bond Fund, WisdomTree 1-3 Year Laddered Treasury Fund, and WisdomTree 7-10 Year Laddered Treasury Fund. Accordingly, all references to David Nieman in the Prospectus and SAI are hereby deleted.

Effective immediately, Michael Stoll will no longer serve as a portfolio manager of the WisdomTree Private Credit and Alternative Income Fund, WisdomTree Bianco Total Return Fund, WisdomTree Efficient Gold Plus Equity Strategy Fund, and WisdomTree Efficient Gold Plus Gold Miners Strategy Fund. Accordingly, all references to Michael Stoll in the Prospectus and SAI are hereby deleted. Marlene Walker-Smith, David France, CFA, Todd Frysinger, CFA, and Vlasta Sheremeta, CFA continue to serve as portfolio managers of the Funds.

Effective immediately, Anmol Hingorani, CFA, joins Marlene Walker-Smith, William Newton, CFA, and Bryan Steele as a portfolio manager of the WisdomTree Bloomberg U.S. Dollar Bullish Fund, WisdomTree Emerging Currency Strategy Fund, WisdomTree Emerging Markets Local Debt Fund, and WisdomTree Floating Rate Treasury Fund.

In addition, effective immediately, Alex Harshberger, CFA, joins Marlene Walker-Smith, William Newton, CFA, and Bryan Steele as a portfolio manager of the WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund, WisdomTree Yield Enhanced U.S. Aggregate Bond Fund, WisdomTree 1-3 Year Laddered Treasury Fund, and WisdomTree 7-10 Year Laddered Treasury Fund.

Accordingly, effective immediately, the Prospectus and SAI are revised as described below.

•	The following is added at the end of the “Management – Portfolio Managers” section of the “Fund Summary” for the WisdomTree Bloomberg U.S. Dollar Bullish Fund, WisdomTree Emerging Currency Strategy Fund, WisdomTree Emerging Markets Local Debt Fund, and WisdomTree Floating Rate Treasury Fund in the Prospectus:

Anmol Hingorani, CFA, Vice President and Portfolio Manager, has been a portfolio manager of the Fund since September 2026.

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•	The following is added at the end of the “Management – Portfolio Managers” section of the “Fund Summary” for the WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund, WisdomTree Yield Enhanced U.S. Aggregate Bond Fund, WisdomTree 1-3 Year Laddered Treasury Fund, and WisdomTree 7-10 Year Laddered Treasury Fund in the Prospectus:

Alex Harshberger, CFA, Vice President and Portfolio Manager, has been a portfolio manager of the Fund since September 2026.

•	The following sub-paragraphs are inserted at the end of the second paragraph in the “Management – Portfolio Managers - Mellon” section of the Prospectus:

Anmol Hingorani, CFA, a Vice President and Portfolio Manager, has been with Mellon since 2019. Mr. Hingorani is responsible for ongoing benchmark methodology analysis and supporting the launch of new indexes, including preparing indexes, trades, and corporate action responses. He joined the fixed income index portfolio management group as a portfolio analyst in the summer of 2019 and has since assisted in the launch of the Morningstar index family used for BNY's suite of equity ETFs. Mr. Hingorani graduated from the World Bachelor in Business program, attending the University of Southern California, Hong Kong University of Science and Technology, and Bocconi University in Milan.

Alex Harshberger, CFA, a Vice President and Fixed Income Portfolio Manager, has been with Mellon since 2025. Ms. Harshberger is responsible for domestic and international fixed income index portfolio management. Prior to joining Mellon, she was a portfolio manager and quantitative analyst for Sterling Capital Management. Before that, she was a senior actuarial analyst at Willis Towers Watson and a research assistant for the Federal Reserve Board of Governors. Ms. Harshberger earned an MSc in economics from the University of Sussex and a BS in mathematics and economics from the University of Pittsburgh.

•	The following replaces the second paragraph of the “Portfolio Managers” sub-section in the “Investment Advisory and Other Services – Sub-Advisers – Mellon Investments Corporation” section of the SAI:

The individual members of the investment team who are jointly and primarily responsible for the day-to-day management of the portfolio of the WisdomTree Bloomberg U.S. Dollar Bullish Fund, WisdomTree Emerging Currency Strategy Fund, WisdomTree Emerging Markets Local Debt Fund, and WisdomTree Floating Rate Treasury Fund, are Marlene Walker-Smith, William Newton, CFA, Bryan Steele, and Anmol Hingorani, each of whom is a member of Mellon’s Fixed Income Team. As of August 31, 2025*, the portfolio managers were primarily responsible for the day-to-day management of the following accounts, none of which have a performance-based fee.

* Mr. Hingorani began serving as portfolio manager of the above Funds on September 30, 2026, and Mr. Steele began serving as portfolio manager of the above Funds on May 1, 2026.

•	The following is inserted after the second paragraph of the “Portfolio Managers” sub-section in the “Investment Advisory and Other Services – Sub-Advisers – Mellon Investments Corporation” section of the SAI:

The individual members of the investment team who are jointly and primarily responsible for the day-to-day management of the portfolio of the WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund, WisdomTree Yield Enhanced U.S. Aggregate Bond Fund, WisdomTree 1-3 Year Laddered Treasury Fund, and WisdomTree 7-10 Year Laddered Treasury Fund, are Marlene Walker-Smith, William Newton, CFA, Bryan Steele, and Alex Harshberger, each of whom is a member of Mellon’s Fixed Income Team. As of August 31, 2025*, the portfolio managers were primarily responsible for the day-to-day management of the following accounts, none of which have a performance-based fee.

* Ms. Harshberger began serving as portfolio manager of the above Funds on September 30, 2026, and Mr. Steele began serving as portfolio manager of the above Funds on May 1, 2026.

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•	The following row is inserted at the end of the table in the second paragraph of the “Investment Advisory and Other Services – Sub-Advisers – Mellon Investments Corporation – Portfolio Managers” sub-section:

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Anmol Hingorani*	15	$24.1 billion	32	$26.3 billion	22	$34.7 billion

* Information for Mr. Hingorani is as of June 30, 2026.

•	The following row is inserted at the end of the table in the new third paragraph of the “Investment Advisory and Other Services – Sub-Advisers – Mellon Investments Corporation – Portfolio Managers” sub-section:

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Alex Harshberger*	15	$24.1 billion	32	$26.3 billion	22	$34.7 billion

* Information for Ms. Harshberger is as of June 30, 2026.

•	In addition, in the same section of the SAI, the following replaces the information under “Portfolio Manager Fund Ownership – Mellon”:

As of June 30, 2026, none of the Mellon portfolio managers owned shares of the Funds that they manage.

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The changes described above will not affect the day-to-day management of the Funds or their Total Annual Fund Operating Expenses.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

WIS – USDU CEW ELD USFR AGZD AGGY USSH USIN HYIN WTBN GDE GDMN – 09.26

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